Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS [Abstract]
Significant related parties and relationship to Group
Related Party’s Name	Relationship with the Sogou Group
Sohu	Under common control of Sohu.com Inc. with the Sogou Group
Tencent	Holder of Class B Ordinary Shares

Significant related party transactions
	For the Year Ended December 31,
	2015	2016	2017
Transactions with Sohu:
Expenses of research and development undertaken by Sohu (See Note 3u—Cost Allocations)	$1,105	$788	$707
Share-based compensation expense related to Sogou employees undertaken by Sohu (See Note 3u—Cost Allocations)	90	49	4
Online marketing activities provided to Sohu	85	88	348
Online marketing activities provided by Sohu	4,156	2,482	1,123
Rental of Sohu.com Internet Plaza paid to Sohu	5,734	5,484	8,091
Others	82	—	41
Transactions with Tencent:
Share-based compensation expense related to Soso search-related businesses employees undertaken by Tencent (See “Tencent Share-based Awards” in Note 3t—Share-based Compensation Expense)	1,984	763	682
Online marketing activities provided to Tencent	2,558	8,634	15,599
Online marketing activities provided by Tencent	29,206	32,774	61,565
Bandwidth services provided by Tencent	519	2,929	3,299
Rental paid to Tencent	—	414	378
Others	73	1,292	3,137

Due from and to Related Parties
	As of December 31,
	2016	2017
Due from/to related parties—current
Due from Sohu	$25,230	$820
Due from Tencent	1,249	2,151
Total	$26,479	$2,971
Due to Sohu	$70,415	$1,237
Due to Tencent	14,285	21,872
Total	$84,700	$23,109
Due from related parties—non current
Due from Sohu	$1,449	$2,215
Due from Tencent	115	122
Total	$1,564	$2,337